Operations Classified as Held for Sale (Tables)	12 Months Ended
Dec. 31, 2022
Assets And Liabilities Classified As Held For Sale [Abstract]
Schedule of Detailed Information on Operations Classified as Held for Sale and Liabilities Associated
The breakdown of non-current assets and disposal groups held for sale and liabilities associated at December 31, 2022 and December 31, 2021 is as follows:

Millions of euros	12/31/2022	12/31/2021
Telefónica Móviles El Salvador	—	253
Fiber optic assets in Colombia	—	57
Other assets	7	48
Non-current assets and disposal groups held for sale	7	358

Millions of euros	12/31/2022	12/31/2021
Telefónica Móviles El Salvador	—	134
Other liabilities	—	—
Liabilities associated with non-current assets and disposal groups held for sale	—	134
The breakdown of assets and liabilities of Telefónica Móviles El Salvador classified as Non-current assets and disposal groups held for sale and associated liabilities in the consolidated statement of financial position at December 31, 2021 was as follows:

2021
Millions of euros	T. Móviles El Salvador
Non-current assets	211
Intangible assets	39
Goodwill	38
Property, plant and equipment	79
Rights of use	44
Financial assets and other non-current assets	7
Deferred tax assets	4
Current assets	42
Inventories	7
Receivables and other current assets	25
Tax receivables	3
Other current financial assets	1
Cash and cash equivalents	6
Non-current liabilities	63
Non-current financial liabilities	8
Non-current lease liabilities	37
Payable and other non-current liabilities	1
Deferred tax liabilities	10
Non-current provisions	7
Current liabilities	71
Current financial liabilities	27
Current lease liabilities	12
Payables and other current liabilities	32